Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company

Note 19 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries” and the income (loss) of the subsidiaries is presented as “Equity income (loss) of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company does not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2023 and 2022.

PARENT COMPANY BALANCE SHEETS

	December 31, 2023	December 31, 2022

ASSETS
OTHER ASSET
Investment in subsidiaries	$31,902,645	$25,003,739
Total asset	$31,902,645	$25,003,739

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, and 9,200,000 shares outstanding as of December 31, 2023 and 2022	23,000	23,000
Additional paid-in capital	7,453,265	7,453,265
Statutory reserves	3,192,855	2,396,539
Retained earnings	23,242,946	16,621,556
Accumulated other comprehensive loss	(2,009,421)	(1,490,621)
Total shareholders’ equity	31,902,645	25,003,739

Total liabilities and shareholders’ equity	$31,902,645	$25,003,739

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the years ended December 31,
	2023	2022	2021

EQUITY INCOME OF SUBSIDIARIES	$7,417,705	$5,782,018	$6,775,739

NET INCOME	7,417,705	5,782,018	6,775,739

FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(518,799)	(2,050,374)	347,249
COMPREHENSIVE INCOME	$6,898,906	$3,731,644	$7,122,988

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2023	2022	2021

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$7,417,705	$5,782,018	$6,775,739
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	(7,417,705)	(5,782,018)	(6,775,739)
Net cash used in operating activities	—	—	—

CHANGES IN CASH	—	—	—

CASH, beginning of year	—	—	—

CASH, end of year	$—	$—	$—